INVESTMENTS IN AFFILIATED AND OTHER COMPANIES (Narrative) (Details) - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Investments in other company	$ 1,263	$ 3,260
Locationet [Member]
Schedule of Equity Method Investments [Line Items]
Investment in equity	6.5
Investments in other company	$ 500	$ 200